Commitments (Schedule of Future Minimum Lease Payments) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Minimum lease payments
Rental expenses	¥ 105,126	¥ 71,127	¥ 36,706
2018	93,022
2019	87,836
2020	71,977
2021	39,095
2022 and after	106,265
Total lease commitment	¥ 398,195